INVESTMENTS IN EQUITY METHOD INVESTEES	12 Months Ended
Mar. 31, 2013
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments Disclosure [Text Block]
6.	INVESTMENTS IN EQUITY METHOD INVESTEES

The following table provides a reconciliation of the investments in equity method investees in the Group's consolidated balance sheet as of March 31, 2012 and 2013 and the amount of underlying equity in net assets of the equity investees:

	As of March 31,
	2012	2013
	$	$
The Group's proportionate share of equity in
the net assets of equity investees	8	8
Less: Accumulated impairment losses recognized	(8)	(8)

Investments in equity investees reported in
the consolidated balance sheet	-	-

On August 5, 2003, the Group acquired a 50% equity interest in Kayser Technik (Overseas) Inc. (K.T.I.) ("Kayser Technik (Overseas)") (formerly known as Kayser Photo (Overseas) Corp. (K.P.C.)), a company incorporated in the Republic of Panama, for cash consideration of $5. Kayser Technik (Overseas) was engaged in the trading of camera batteries, films and disposable cameras and became inactive. Such investment was fully impaired as of March 31, 2012 and 2013.

On April 30, 2009, the Group made cash investment of $3 in its 50% equity interest in Xenon Automation Asia Limited ("Xenon Automation"), a company incorporated in Hong Kong. Xenon Automation was formed to design, manufacture and provide maintenance services for German-designed automation equipment to be used in the manufacturing process of industrial companies in Asia. The Group has accounted for this investment using the equity method of accounting.